Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 17, 2021	Jan. 22, 2023	Mar. 31, 2023	Dec. 31, 2022
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds			$ 7,060,000	$ 7,060,000
Transaction costs			14,373,127	14,373,127
Cash underwriting fees			5,060,000	5,060,000
Deferred underwriting fees			8,855,000	8,855,000
Other offering costs			$ 458,127	$ 458,127
Public per share price (in Dollars per share)			$ 10	$ 10
Net tangible assets				$ 5,000,001
Aggregate of public shares			15.00%	15.00%
Business combination redeem percentage			100.00%	100.00%
Dissolution expenses			$ 100,000	$ 100,000
Trust account, description			In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable; provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable; provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Operating bank account			$ 541,841	$ 785,038
Working capital deficit			3,219,607	$ 2,847,001
Public shares (in Shares)		500,000
Trust account			1,034,597
Payment taxes			$ 290,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issued shares (in Shares)	25,300,000
Sale of warrant (in Shares)			4,706,667	4,706,667
Net proceeds of sale	$ 253,000,000
Net proceeds of sale price per share (in Dollars per share)	$ 10
Public offering price per unit (in Dollars per share)			$ (10)	$ (10)
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issued shares (in Shares)	3,300,000
Sale of stock shares price (in Dollars per share)	$ 10
Generating gross proceeds	$ 253,000,000
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock shares price (in Dollars per share)			$ 1.5	$ 1.5
Business Combinations [Member]
Description of Organization and Business Operations (Details) [Line Items]
Fair market value percentage			80.00%	80.00%
Acquires percentage			50.00%	50.00%